Financial Liabilities - Movement in Senior Unsecured Notes (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings
Translation differences		€ 8,246	€ 11,472	€ (8,916)
Senior Unsecured Notes
Borrowings
Nominal amount, beginning balance		€ 1,000,000	948,677
Refinancing			(108,597)
Repayments			(26,618)
Translation differences			(30,656)
Nominal amount, ending balance	€ 1,000,000		€ 1,000,000	€ 948,677